Expense Example	Feb. 24, 2025 USD ($)
Tuttle Capital TSLA Put Write ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Tuttle Capital NVDA Put Write ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Tuttle Capital MSTR Put Write ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Tuttle Capital COIN Put Write ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Tuttle Capital QQQ Put Write ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208